Related Party Transactions - Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party expenses	$ 0	$ 18,503	$ 0	$ 18,503	$ 18,653	$ 0	$ 0
Due to affiliates	$ 665		665		399	400
General and Administrative Expense | Transfer Asset and Personnel Services
Related Party Transaction [Line Items]
Related party expenses			300
Affiliated Entity | General and Administrative Expense | Transfer Asset and Personnel Services
Related Party Transaction [Line Items]
Related party expenses			100		$ 800
Advisor and Dealer Manager | General and Administrative Expense | Transfer Asset and Personnel Services
Related Party Transaction [Line Items]
Related party expenses			$ 100
United States | Advisor
Related Party Transaction [Line Items]
Percent of fees from net assets waived (percent)	100.00%		100.00%		100.00%
Europe | Advisor
Related Party Transaction [Line Items]
Percent of fees from net assets waived (percent)					50.00%
Incurred
Related Party Transaction [Line Items]
Related party expenses	$ 5,522	6,136	$ 10,935	7,720	$ 34,571	41,516	3,951
Forgiven
Related Party Transaction [Line Items]
Related party expenses	563	612	1,159	1,205	2,507	690	25
Payable
Related Party Transaction [Line Items]
Due to affiliates					1,149	54	1
Due to affiliate	403		403		774
Acquisition fees and related cost reimbursements | Nonrecurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses	0	128	0	708	735	32,915	2,447
Acquisition fees and related cost reimbursements | Nonrecurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses	0	0	0	0	0	0	0
Acquisition fees and related cost reimbursements | Nonrecurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					0	2	0
Due to affiliate	0		0		0
Transaction fee | Nonrecurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses						0	165
Transaction fee | Nonrecurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates						0	0
Financing coordination fees | Nonrecurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses	0	498	0	498	1,159	6,546	926
Financing coordination fees | Nonrecurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses	0	0	0	0	0	0	0
Financing coordination fees | Nonrecurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					466	0	0
Due to affiliate	0		0		466
Asset management fees | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses	4,500	4,501	9,000	4,501	13,501	0	0
Asset management fees | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses	0	0	0	0	0	0	0
Asset management fees | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					217	0	0
Due to affiliate	217		217		217
Property management and leasing fees | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses	1,022	1,009	1,935	2,013	3,982	1,316	50
Property management and leasing fees | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses	563	$ 612	1,159	$ 1,205	2,507	690	25
Property management and leasing fees | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					91	52	1
Due to affiliate	$ 186		$ 186		91
Strategic advisory fees | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses					0	561	359
Strategic advisory fees | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses					0	0	0
Strategic advisory fees | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					0	0	0
Class B OP Unit Distributions | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses					339	178	4
Class B OP Unit Distributions | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses					0	0	0
Class B OP Unit Distributions | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					0	0	0
LTIP Distributions | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses					375	0	0
LTIP Distributions | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses					0	0	0
LTIP Distributions | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					375	0	0
Vesting of Class B Units | Recurring Fees | Incurred
Related Party Transaction [Line Items]
Related party expenses					14,480	0	0
Vesting of Class B Units | Recurring Fees | Forgiven
Related Party Transaction [Line Items]
Related party expenses					0	0	0
Vesting of Class B Units | Recurring Fees | Payable
Related Party Transaction [Line Items]
Due to affiliates					$ 0	$ 0	$ 0